Non-cash transaction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-cash transactions [line items]
Additions of property and equipment	$ 0	$ 0
Additions and disposals of right-of-use assets	0	0
Issuance of shares as consideration	0	0
Share-based compensation exercised	0	0
Total	0	0
Property and equipment
Disclosure of non-cash transactions [line items]
Additions of property and equipment	54	303
Additions and disposals of right-of-use assets	0	0
Issuance of shares as consideration	0	0
Share-based compensation exercised	0	0
Total	54	303
Right-of-use assets
Disclosure of non-cash transactions [line items]
Additions of property and equipment	0	0
Additions and disposals of right-of-use assets	5,314	1,633
Issuance of shares as consideration	0	0
Share-based compensation exercised	0	0
Total	5,314	1,633
Suppliers and other payables
Disclosure of non-cash transactions [line items]
Additions of property and equipment	(54)	(303)
Additions and disposals of right-of-use assets	0	0
Issuance of shares as consideration	0	0
Share-based compensation exercised	0	0
Total	(54)	(303)
Lease liabilities
Disclosure of non-cash transactions [line items]
Additions of property and equipment	0	0
Additions and disposals of right-of-use assets	(5,314)	(1,633)
Issuance of shares as consideration	0	0
Share-based compensation exercised	0	0
Total	(5,314)	(1,633)
Equity settled share-based payment exercised
Disclosure of non-cash transactions [line items]
Additions of property and equipment	0	0
Additions and disposals of right-of-use assets	0	0
Issuance of shares as consideration	0	0
Share-based compensation exercised	(1,816)	(1,038)
Total	(1,816)	(1,038)
Equity compensation using treasury shares
Disclosure of non-cash transactions [line items]
Additions of property and equipment	0	0
Additions and disposals of right-of-use assets	0	0
Issuance of shares as consideration	(5,825)	(7,815)
Share-based compensation exercised	0	0
Total	(5,825)	(7,815)
Treasury shares reissued
Disclosure of non-cash transactions [line items]
Additions of property and equipment	0	0
Additions and disposals of right-of-use assets	0	0
Issuance of shares as consideration	5,825	7,815
Share-based compensation exercised	1,816	1,038
Total	$ 7,641	$ 8,853